UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08348

LORD ASSET MANAGEMENT TRUST
(Exact name of registrant as specified in charter)

440 South LaSalle Street
Chicago, Illinois 60605-1028
(Address of principal executive offices) (Zip code)

Patrick W. D. Turley	Thomas S. White
Dechert LLP	Thomas White International, Ltd.
1775 I Street, N.W.	440 South LaSalle Street
Washington, D.C. 20006	Chicago, Illinois 60605-1028

(Name and address of agent for service)

(312) 663-8300
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  July 31, 2012

Item 1. Schedule of Investments.

THOMAS WHITE INTERNATIONAL FUND
Investment Portfolio                                                                       July 31, 2012

Country	Issue	Industry	Shares	Value
COMMON STOCKS (96.6%)
AUSTRALIA (5.0%)

	Aust & NZ Banking Group +	Banking	261,600	$6,433,346
	Campbell Brothers Ltd* +	Industrial	43,600	2,125,967
	Coca-Cola Amatil Ltd +	Consumer Staple	260,700	3,807,732
	Commonwealth Bank +#	Banking	59,000	3,549,021
	GPT Group +	Financial Div.	683,600	2,455,901
	Insurance Australia +	Insurance	753,000	2,968,174
	Sonic Healthcare Ltd +	Health Care	300,000	3,970,500
	Telstra Corp +	Communication	1,510,300	6,344,468
				31,655,109

BELGIUM (0.7%)

	UCB Sa +	Health Care	84,000	4,203,419

BRAZIL (2.1%)

	Cia Saneamento Basic	Utilities	244,500	10,431,030
	Cia Saneamento Minas	Utilities	120,100	2,966,038
				13,397,068

CANADA (5.9%)

	Alimentation Couche	Consumer Retail	62,300	2,950,248
	Bank Of Montreal	Banking	145,000	8,303,468
	BCE Inc	Communication	84,400	3,591,237
	Canadian National Railway	Transportation	68,000	5,997,661
	Encana Corp	Energy	135,600	3,020,083
	Husky Energy Inc	Energy	111,700	2,779,554
	Pacific Rubiales Energy	Energy	108,000	2,443,068
	Royal Bank Of Canada	Banking	103,000	5,276,041
	Teck Resources Ltd-B	Metals	85,000	2,376,999
				36,738,359

CHINA (3.3%)

	China Petroleum & Chemical +	Energy	7,480,000	6,752,944
	China Telecom Corp +	Communication	5,054,000	2,624,037
	Dongfeng Motor Group +#	Consumer Durables	1,772,000	2,454,220
	Dongyue Group +#	Chemicals	3,068,000	1,609,473
	Lenovo Group +#	Technology	3,920,000	2,704,800
	PICC Property & Casualty +#	Insurance	1,965,400	2,187,490
	Sinopharm Group Co +#	Health Care	850,000	2,484,805
				20,817,769

CZECH REPUBLIC (0.3%)

	Philip Morris Cr As+	Consumer Staple	4,100	2,214,284

DENMARK (0.8%)

	Topdanmark A/S* +	Insurance	28,200	4,780,340

FINLAND (1.7%)

	Pohjola Bank Plc +	Banking	573,400	6,618,871
	Sampo A Ord +	Insurance	157,300	4,152,626
				10,771,497

FRANCE (3.5%)

	Bic +	Consumer Staple	82,000	8,295,095
	Christian Dior +	Consumer Retail	52,750	7,261,428
	Michelin (Cgde)-B +	Consumer Durables	43,000	2,907,041
	Sodexho +#	Services	45,500	3,429,098
				21,892,662

GERMANY (8.0%)

	Adidas Ag +	Consumer Retail	38,000	2,845,056
	BASF +	Chemicals	98,050	7,144,266
	Bayer Ag +	Chemicals	47,000	3,543,795
	Beyersche Motoren Werks +	Consumer Durables	57,500	4,275,033
	Fresenius Se & Co Kg +	Health Care	67,200	7,159,636
	Hannover Rueckvers +	Insurance	77,100	4,612,870
	Merck Kgaa +	Health Care	70,800	7,103,937
	Muenchener Rueckver +	Insurance	24,800	3,494,169
	SAP Ag +	Technology	112,900	7,153,073
	Volkswagen Ag +	Consumer Durables	17,000	2,690,003
				50,021,838

HONG KONG (5.4%)

	Bank Of China Ltd +	Banking	6,310,000	2,404,741
	Cheung Kong +	Financial Div.	577,000	7,554,026
	China Minsheng Banking +#	Banking	3,715,000	3,440,462
	Jardine Strategic +	Industrial	400,000	12,551,160
	Orient Overseas Intl +	Transportation	390,000	2,211,651
	Sjm Holdings Lts +	Services	1,075,000	1,912,103
	Techtronic Industries +	Industrial	2,653,000	3,568,285
				33,642,428

INDIA (0.3%)

	Tata Motors Ltd ADR #	Consumer Durables	97,800	1,975,560

INDONESIA (2.0%)

	Bank Mandiri Tbk +	Banking	2,654,000	2,314,023
	Bank Rakyat Indonesia +	Banking	3,100,000	2,276,330
	Gudang Garam Tbk Pt +	Consumer Staple	579,000	3,426,233
	Indo Tambangraya +	Metals	499,500	1,865,583
	United Tractors Ord +	Capital Goods	1,298,000	2,858,715
				12,740,884

ISRAEL (0.9%)

	Check Point Software* #	Technology	46,000	2,234,220
	Teva Pharmaceuticals ADR	Health Care	76,500	3,128,085
				5,362,305

ITALY (0.6%)

	Eni Spa +	Energy	193,000	3,974,874

JAPAN (12.6%)

	Aisin Seiki Co Ltd +	Consumer Durables	74,500	2,263,042
	Asahi Group Holdings +	Consumer Staple	154,100	3,455,400
	Brother Industries +	Technology	223,700	2,058,085
	Canon +	Technology	63,600	2,128,749
	Dainippon Sumitomo Pharma Co +	Health Care	259,200	2,864,419
	Daito Trust Construct +	Building	32,300	3,110,836
	Fast Retailing Co +	Consumer Retail	18,300	3,756,593
	Itochu Corp +	Industrial	603,700	6,248,536
	Japan Tobacco +	Consumer Staple	103,000	3,242,481
	JGC Corp +	Building	102,000	3,119,221
	Miraca Holdings Inc +	Health Care	75,000	3,184,830
	Mizuho Finl Group +	Banking	3,760,000	6,131,056
	NTT +	Communication	149,100	6,905,462
	Osaka Gas Co Ltd +	Utilities	649,000	2,656,941
	Shimano Inc +	Services	51,000	3,383,870
	Softbank Corp +	Communication	96,200	3,672,262
	Sumitomo Corp +	Industrial	664,700	9,307,728
	Taisei Corp +	Building	1,174,000	3,229,204
	Toyota Industries Co +	Consumer Durables	111,000	2,949,436
	Unicharm Corp +	Consumer Staple	93,000	5,127,834
				78,795,985

MALAYSIA (1.0%)

	Ammb Holdings Berhad +	Banking	1,225,000	2,508,800
	Axiata Group Berhad +	Communication	1,917,500	3,585,150
				6,093,950

MEXICO (3.1%)

	Alfa S A B -A	Industrial	175,000	2,812,268
	America Movil Sab	Communication	2,650,000	3,540,930
	Grupo Financiero Bank	Banking	763,700	4,087,093
	Grupo Mexico SAB	Metals	808,259	2,264,499
	Walmart De Mexico V	Consumer Retail	2,298,000	6,505,638
				19,210,428

NETHERLANDS (1.1%)	Arcelormittal NL +	Metals	218,000	3,492,120
	Koninklijke Dsm Nv +	Chemicals	68,000	3,330,123
				6,822,243

NORWAY (2.1%)

	Seadrill Ltd +	Energy	93,100	3,627,176
	Statoil Asa +	Energy	390,300	9,256,628
				12,883,804

PHILIPPINES (0.4%)

	Universal Robina Corp +	Consumer Staple	1,668,000	2,346,042

RUSSIA (2.2%)

	Gazprom Neft Spons GDR +	Energy	89,700	2,107,932
	Lukoil Oao Spons GDR +	Energy	112,200	6,284,468
	Tatneft GDR +	Energy	139,333	5,197,734
				13,590,134

SINGAPORE (3.2%)

	Golden Agri Resources +	Consumer Staple	4,400,000	2,604,800
	Jardine Cycle & Carriage +	Consumer Durables	225,000	8,402,828
	Singapore Telecom +	Communication	1,197,000	3,435,869
	United Overseas Bank +	Banking	340,000	5,439,660
				19,883,157

SOUTH AFRICA (5.6%)

	African Bank Investment +	Banking	510,000	2,241,450
	Aspen Pharmacare +	Health Care	210,000	3,671,850
	Exxaro Resources Ltd +#	Metals	95,500	1,937,265
	Imperial Holdings Ltd +	Services	158,300	3,606,454
	Life Healthcare Group +	Health Care	787,400	3,177,868
	MTN Group Ltd +	Communication	87,600	1,571,597
	Remgro Ltd +	Industrial	376,400	6,389,014
	Sasol Ltd +	Energy	41,600	1,723,663
	The Foschini Group +	Consumer Retail	155,600	2,671,963
	Tiger Brands +	Consumer Staple	116,500	3,739,510
	Woolworths Holdings +	Consumer Retail	652,000	4,228,481
				34,959,115

SOUTH KOREA (4.5%)

	Daelim Industrial Co +	Building	37,500	2,873,734
	Hyundai Marine & Fire +	Insurance	125,600	3,099,620
	Hyundai Motor Co +	Consumer Durables	22,100	4,595,527
	Kia Motors Corporation +	Consumer Durables	36,000	2,469,024
	Samsung Electronics +	Technology	13,525	15,532,064
				28,569,969

SWEDEN (2.6%)
	Skf Ab-B Shrs +	Industrial	223,300	4,592,432
	Svenska Handelsbanke +	Banking	154,900	5,353,158
	Swedbank A +	Banking	379,100	6,598,008
				16,543,598

SWITZERLAND (0.4%)

	Abb Ltd +	Industrial	158,900	2,763,335

TAIWAN (1.1%)

	Cheng Shin Rubber +	Consumer Durables	880,000	2,332,704
	Hon Hai Precision Industry +	Technology	670,000	1,890,606
	Taiwan Semiconductor ADR #	Technology	182,000	2,542,540
				6,765,850

THAILAND (1.8%)

	Advanced Info Service +	Communication	540,000	3,410,316
	Bangkok Bank Public +	Banking	351,800	2,180,562
	Krung Thai Bank +	Banking	3,900,000	2,013,960
	Ptt Explor & Prod +#	Energy	770,400	3,689,985
				11,294,823

TURKEY (0.6%)

	Haci Omer Sabanci Hldgs +	Industrial	401,100	1,754,131
	Koc Holdings +	Industrial	480,165	1,871,539
				3,625,670

UNITED KINGDOM (13.8%)

	BHP Billiton Plc +	Metals	293,300	8,547,407
	BP Plc +	Energy	1,318,100	8,737,289
	Brit Am Tobacco +	Consumer Staple	275,400	14,627,238
	Compass Group Plc +	Services	239,900	2,566,282
	G4S Plc +	Services	531,000	2,061,289
	HSBC Holdings Plc +	Banking	583,900	4,881,404
	Imperial Tobacco +	Consumer Staple	166,400	6,457,019
	National Grid Plc +	Utilities	404,700	4,196,415
	Pearson +	Services	141,100	2,641,110
	Prudential Plc +	Insurance	300,000	3,559,740
	Rio Tinto Plc ADR #	Metals	78,900	3,645,969
	Standard Chartered +	Banking	319,875	7,297,852
	Vodafone Group Plc +	Communication	2,043,300	5,836,278
	WH Smith Plc +	Consumer Retail	628,800	5,411,516
	Whitbread Plc +	Services	73,900	2,461,387
	William Hill Plc +	Services	750,200	3,685,808
				86,614,003

Total Common Stocks		(Cost $551,518,825)		$604,950,502

PREFERRED STOCKS (1.2%)

BRAZIL (1.2%)
	Banco Bradesco Pref	Banking	122,900	$1,893,987
	Cia Vale Do Rio Doce	Metals	309,664	5,497,062
				7,391,049

Total Preferred Stocks		(Cost $7,364,884)		$7,391,049

SHORT TERM INVESTMENTS (7.3%)
			Principal Amount
	The Northern Trust Company Eurodollar
	Time Deposit, 0.00%, due 8/01/12		$12,975,026	12,975,026
HELD AS COLLATERAL
FOR SECURITIES LENDING	Northern Institutional Liquid Asset Portfolio		33,119,008	33,119,008
Total Short Term Investments		(Cost $46,094,034)		46,094,034

Total Investments	105.1%	(Cost $604,977,743)		$658,435,585
Liabilities in Excess of Other Assets:	(5.1)%			(31,906,966)
Total Net Assets:	100.0%			$626,528,619

* Non-Income Producing Securities
# All or a portion of securities on loan at July 31, 2012
+ Fair Valued Security
ADR – American Depository Receipt
GDR – Global Depository Receipt

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at July 31, 2012 was as follows*:

Cost of investments	$ 604,977,743
Gross unrealized appreciation		73,201,755
Gross unrealized depreciation		(19,743,913)
Net unrealized appreciation	$ 53,457,842

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2012 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Management has determined that these standards have no material impact on the Funds' financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets.
Level 2 - Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of July 31, 2012, based on the inputs used to value them:

Common Stocks	Level 1		Level 2		Level 3		Total
Australia	$	-------		$31,655,109	$	-------	$31,655,109
Belgium		-------		4,203,419		-------	4,203,419
Brazil		13,397,068		-------		-------	13,397,068
Canada		36,738,359		-------		-------	36,738,359
China		-------		20,817,769		-------	20,817,769
Czech Republic		-------		2,214,284		-------	2,214,284
Denmark		-------		4,780,340		-------	4,780,340
Finland		-------		10,771,497		-------	10,771,497
France		-------		21,892,662		-------	21,892,662
Germany		-------		50,021,838		-------	50,021,838
Hong Kong		-------		33,642,428		-------	33,642,428
India		1,975,560		-------		-------	1,975,560
Indonesia		-------		12,740,884		-------	12,740,884
Israel		3,128,085		2,234,220		-------	5,362,305
Italy		-------		3,974,874		-------	3,974,874
Japan		-------		78,795,985		-------	78,795,985
Malaysia		-------		6,093,950		-------	6,093,950
Mexico		19,210,428		-------		-------	19,210,428
Netherlands		-------		6,822,243		-------	6,822,243
Norway		-------		12,883,804		-------	12,883,804
Philippines		-------		2,346,042		-------	2,346,042
Russia		-------		13,590,134		-------	13,590,134
Singapore		-------		19,883,157		-------	19,883,157
South Africa		-------		34,959,115		-------	34,959,115
South Korea		-------		28,569,969		-------	28,569,969
Sweden		-------		16,543,598		-------	16,543,598
Switzerland		-------		2,763,335		-------	2,763,335
Taiwan		2,542,540		4,223,310		-------	6,765,850
Thailand		-------		11,294,823		-------	11,294,823
Turkey		-------		3,625,670		-------	3,625,670
United Kingdom		3,645,969		82,968,034		-------	86,614,003
Total Common Stocks		$80,638,009		$524,312,493	$	-------	$604,950,502
Preferred Stocks
Brazil		$7,391,049	$	-------	$	-------	$7,391,049
Total Preferred Stocks		$7,391,049	$	-------	$	-------	$7,391,049
Short-Term Investments	$	-------		$46,094,034	$	-------	$46,094,034
Total Investments		$88,029,058		$570,406,527	$	-------	$658,435,585

The Fund’s assets assigned to Level 2 include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.
In addition, no transfers in and/or out between Levels 1, 2 or 3 were observed based on daily statistical pricing employed.

THOMAS WHITE EMERGING MARKETS FUND
Investment Portfolio                                                                       July 31, 2012

Country	Issue	Industry	Shares	Value
COMMON STOCKS (94.3%)
BRAZIL (9.4%)

	CCR Sa	Utilities	17,700	$147,607
	Cia Saneamento Basic #	Utilities	8,900	751,160
	Cia Saneamento Minas	Utilities	15,600	385,264
	Comp De Bebidas ADR #	Consumer Staple	8,000	308,400
	Localiza Rent A Car	Services	12,000	194,470
	M Dias Branco Sa	Consumer Staple	7,900	221,145
	Souza Cruz Sa	Consumer Staple	24,000	338,258
	Sul America Sa Units	Insurance	17,295	105,430
	Totv Sa	Technology	5,000	92,173
	Tractebel Energia Sa	Utilities	7,900	140,817
				2,684,724

CANADA (0.8%)

	Pacific Rubiales Energy	Energy	10,100	228,472

CHINA (12.7%)

	Anhui Conch Cement +	Building	123,000	321,817
	Bank Of China Ltd+	Banking	461,100	175,725
	Belle International+ #	Consumer Retail	77,000	141,819
	China Mengniu Dairy+	Consumer Staple	47,000	139,754
	China Minsheng Banking+	Banking	627,000	580,665
	China Petroleum & Chemical+	Energy	302,000	272,646
	Dongfeng Motor Group+#	Consumer Durables	194,000	268,690
	Dongyue Group+	Chemicals	218,000	114,363
	Guandong Investment+	Utilities	486,000	350,212
	Hengan Intl Group Co+	Consumer Staple	14,500	137,060
	Jiangxi Copper Co+	Metals	72,000	157,723
	Lenovo Group+ #	Technology	394,000	271,860
	PICC Property & Casualty+	Insurance	231,000	257,103
	Shenguan Holdings Group+	Consumer Staple	250,000	140,125
	Tencent Holdings Ltd+	Technology	6,400	189,965
	Tsingtao Brewery Co+	Consumer Staple	22,000	128,885
				3,648,412

CZECH REPUBLIC (1.1%)

	Philip Morris Cr As+	Consumer Staple	600	324,042

HONG KONG (1.8%)

	Dairy Farm Intl Hldg+	Consumer Retail	26,100	273,510
	Techtronic Industries+	Industrial	186,000	250,170
				523,680

INDIA (3.4%)

	Doctor Reddy's Lab+ #	Health Care	9,200	266,984
	Hdfc Bank Ltd ADR #	Banking	13,100	444,221
	Tata Motors Ltd ADR #	Consumer Durables	12,800	258,560
				969,765

INDONESIA (7.4%)

	Astra Argo Lestari+	Consumer Staple	54,000	130,766
	Astra International Tbk Pt+	Consumer Staple	220,000	162,074
	Bank Mandiri Tbk+	Banking	510,000	444,669
	Bank Rakyat Indonesi+	Banking	440,000	323,092
	Gudang Garam Tbk Pt+	Consumer Staple	45,000	266,287
	Indo Tambangraya+	Metals	81,000	302,527
	Indofood Sukses Makm+	Consumer Staple	247,000	140,395
	United Tractors Ord+	Capital Goods	161,000	354,586
				2,124,396

MALAYSIA (3.0%)

	Ammb Holdings Berhad+	Banking	148,000	303,104
	Axiata Group Berhad+	Communication	145,000	271,107
	Rhb Capital Bhd+	Banking	115,000	270,319
				844,530

MEXICO (8.5%)

	Alfa S A B -A	Industrial	25,600	411,394
	America Movil Sab	Communication	208,000	277,930
	Coca-Cola Femsa	Consumer Staple	12,000	133,626
	Fomento Economico Mexico#	Consumer Staple	22,500	192,431
	Grupo Financiero Bank	Banking	103,000	551,225
	Grupo Mexico Sab	Metals	90,332	253,083
	Industrias Penoles S	Metals	4,800	197,688
	Mexichem Sab De Cv	Chemicals	33,003	156,332
	Walmart De Mexico V	Consumer Retail	96,000	271,776
				2,445,485

PERU (0.3%)

	Credicorp Ltd	Financial Div.	700	81,158

PHILIPPINES (1.3%)

	Philippines Long Distance +	Communication	3,400	223,091
	Universal Robina Corp+	Consumer Staple	98,000	137,837
				360,928

POLAND (1.5%)

	Kghm Polska Miedz Sa+	Metals	5,700	214,781
	Synthos Sa+	Chemicals	140,000	220,374
				435,155

RUSSIA (5.2%)

	Gazprom Neft Spons GDR+	Energy	10,800	253,798
	Lukoil Oao Spons GDR+	Energy	8,500	476,096
	Sberbank Spons GDR+	Banking	22,000	241,712
	Tatneft GDR+	Energy	13,900	518,531
				1,490,137

SOUTH AFRICA (10.2%)

	African Rainbow Minerals+	Metals	6,200	116,192
	Aspen Pharmacare+	Health Care	22,400	391,664
	Exxaro Resources Ltd+	Metals	8,300	168,370
	Imperial Holdings Lt+	Services	7,000	159,477
	Life Healthcare Group+	Health Care	40,000	161,436
	Mmi Holdings Ltd+	Insurance	102,000	228,939
	MTN Group Ltd+	Communication	16,300	292,432
	Remgro Ltd+	Industrial	34,800	590,695
	Tiger Brands+	Consumer Staple	5,300	170,124
	Truworths International+	Consumer Retail	13,900	173,108
	Vodacom Group+	Communication	11,400	131,797
	Woolworths Holdings+	Consumer Retail	53,700	348,266
				2,932,500

SOUTH KOREA (12.3%)

	CJ Cheijedang Corp+	Consumer Staple	475	115,698
	Daelim Industrial Co+	Building	2,175	166,676
	Dongbu Insurance Co+	Insurance	2,500	92,314
	Hyundai Engineering+	Building	2,250	117,503
	Hyundai Marine & Fire+	Insurance	15,800	389,920
	Hyundai Motor Co+	Consumer Durables	1,500	311,914
	Kia Motors Corporation+	Consumer Durables	5,150	353,208
	Kt&G Corp+	Consumer Staple	4,875	359,234
	LG Household & Health+	Consumer Staple	275	141,339
	Samsung Electronics+	Technology	2,105	1,206,095
	SK Innovation Co Ltd+	Energy	800	108,722
	S-Oil Corp+	Energy	1,700	143,156
				3,505,779

TAIWAN (6.7%)

	Cheng Shin Rubber+	Consumer Durables	60,000	159,048
	Far Eastone Telecomm+	Communication	62,000	155,849
	Hon Hai Precision Industry+	Technology	130,000	366,834
	Mega Finl Hldg Co+	Financial Div.	214,000	171,756
	Quanta Computer Inc+	Technology	134,000	347,047
	Synnex Technology Inc+	Technology	115,000	250,159
	Taiwan Semiconductor +	Technology	171,000	457,733
				1,908,426

THAILAND (5.6%)

	Advanced Info Service+	Communication	60,000	378,924
	Bangkok Bank Public+	Banking	52,300	344,045
	Charoen Pokphand Food+	Consumer Staple	117,100	122,885
	Krung Thai Bank+	Banking	565,000	291,766
	Ptt Explor & Prod+	Energy	70,300	336,716
	Thai Union Frozen Pr+	Consumer Staple	58,300	135,367
				1,609,703

TURKEY (3.1%)

	Coca-Cola Icecek+	Consumer Staple	10,200	158,281
	Haci Omer Sabanci Hldgs+	Industrial	66,900	292,574
	Koc Holdings+	Industrial	113,150	441,025
				891,880

Total Common Stocks		(Cost $24,846,369)		$27,009,172

PREFERRED STOCKS (2.9%)

BRAZIL (2.9%)
	Banco Bradesco Pref	Banking	20,100	$309,757
	Cia Energetica Minas	Utilities	7,400	141,396
	Vale Sa ADR #	Metals	21,200	382,660
				833,813

Total Preferred Stocks		(Cost $1,061,581)		$833,813

SHORT TERM INVESTMENTS (13.9%)
			Principal Amount
	Northern Institutional Treasury Portfolio		$673,355	673,355
HELD AS COLLATERAL
FOR SECURITIES LENDING	Northern Institutional Liquid Asset Portfolio		3,296,858	3,296,858
Total Short Term Investments		(Cost $3,970,213)		3,970,213

Total Investments:	111.1%	(Cost $29,878,163)		$31,813,198
Liabilities in Excess of Other Assets	(11.1)%			(3,187,355)
Total Net Assets:	100.0%			$28,625,843

# All or a portion of securities on loan at July 31, 2012
+ Fair Valued Security
ADR – American Depository Receipt
GDR – Global Depository Receipt

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at July 31, 2012 was as follows*:

Cost of investments	$ 29,878,163
Gross unrealized appreciation		3,552,370
Gross unrealized depreciation		(1,617,335)
Net unrealized appreciation	$ 1,935,035

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2012 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Management has determined that these standards have no material impact on the Funds' financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets.
Level 2 - Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of July 31, 2012, based on the inputs used to value them:

Common Stocks	Level 1		Level 2		Level 3		Total
Brazil		$2,684,724	$	-------	$	-------	$2,684,724
Canada		228,472		-------		-------	228,472
China		-------		3,648,412		-------	3,648,412
Czech Republic		-------		324,042		-------	324,042
Hong Kong		-------		523,680		-------	523,680
India		702,781		266,984		-------	969,765
Indonesia		-------		2,124,396		-------	2,124,396
Malaysia		-------		844,530		-------	844,530
Mexico		2,445,485		-------		-------	2,445,485
Peru		-------		81,158		-------	81,158
Philippines		-------		360,928		-------	360,928
Poland		-------		435,155		-------	435,155
Russia		-------		1,490,137		-------	1,490,137
South Africa		-------		2,932,500		-------	2,932,500
South Korea		-------		3,505,779		-------	3,505,779
Taiwan		457,733		1,450,693		-------	1,908,426
Thailand		-------		1,609,703		-------	1,609,703
Turkey		-------		891,880		-------	891,880
Total Common Stocks		$6,519,195		$20,489,977	$	-------	$27,009,172
Preferred Stocks
Brazil		$833,813	$	-------	$	-------	$833,813
Total Preferred Stocks		$833,813	$	-------	$	-------	$833,813
Short-Term Investments	$	-------		$3,970,213	$	-------	$3,970,213
Total Investments		$7,353,008		$24,460,190	$	-------	$31,813,198

The Fund’s assets assigned to Level 2 include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.
In addition, no transfers in and/or out between Levels 1, 2 or 3 were observed based on daily statistical pricing employed.

THOMAS WHITE AMERICAN OPPORTUNITIES FUND
Investment Portfolio                                                            July 31, 2012

Industry	Issue	Shares	Value
Common Stocks (98.9%)
Aerospace (1.1%)
	Engility Holdings	541	$7,899
	L-3 Communications	3,250	230,393
			238,292
Banking (2.3%)
	First Republic Bank	2,400	78,072
	Regions Financial Co	13,900	96,744
	US Bancorp	3,400	113,900
	Washington Federal	14,500	230,985
			519,701

Building (1.4%)
	Chicago Bridge & Iron	3,850	137,599
	NVR Inc*	125	96,748
	Owens Corning*	3,100	83,266
			317,613

Capital Goods (1.7%)
	Agco Corporation*	4,150	181,936
	CNH Global*	5,250	200,130
			382,066

Chemicals (2.7%)
	CF Industries Holdings	2,400	469,824
	Cytec Industries	2,150	132,354
			602,178

Consumer Durable (1.1%)
	Tempur Pedic*	4,150	118,234
	Thor Industries	4,800	137,904
			256,138

Consumer Retail (8.8%)
	Autozone*	700	262,661
	Dollar General Corp*	5,050	257,600
	Dollar Tree Inc*	5,250	264,285
	Foot Locker	5,350	176,657
	Genuine Parts Co	7,350	470,621
	Ross Stores	8,100	538,164
			1,969,988

Consumer Staples (8.5%)
	Altria Group Inc.	9,300	334,521
	Conagra Inc	7,650	188,878
	Dr Pepper Snapple	6,150	280,317
	Lorillard Inc	2,400	308,736
	Philip Morris Intl	3,650	333,756
	Reynolds American	9,650	446,506
			1,892,714

Energy (6.6%)
	Apache Corp	1,300	111,956
	Cameron Intl*	3,850	193,540
	Mcdermott Intl*	17,050	199,485
	Murphy Oil	5,400	289,764
	Plains Exploration*	8,050	321,678
	Seacor Holdings*	2,250	191,137
	Unit Corp*	4,100	163,016
			1,470,576

Financial Diversified (12.0%)
	Ameriprise Financial	6,900	356,868
	Alexandria Real Estate	6,000	440,880
	Discover Financial Services	9,750	350,610
	HCP Inc	7,700	363,517
	Kimco Realty Corp	10,800	210,492
	Realty Income Corp	13,850	570,620
	Senior Housing Property	16,900	384,475
			2,677,462
Forest & Paper (1.2%)
	Rayonier	5,700	271,833

Health Care (10.7%)
	Amerisourcebergen Co	5,600	222,320
	Bio-Rad Labs*	1,625	156,341
	Catamaran Corp*	2,200	185,922
	Celgene Corporation*	3,800	260,148
	Humana Inc	5,200	320,320
	Mylan*	16,150	371,935
	Myriad Genetics Inc*	7,700	191,345
	Omnicare Inc	6,900	216,729
	St. Jude Medical Inc	4,500	168,120
	Zimmer Holdings Inc	4,850	285,810
			2,378,990

Industrial (4.1%)
	Eaton Corp	9,900	434,016
	Greif Inc Cl A	1,750	75,705
	Sealed Air Corp	8,250	133,650
	Timken Co	7,350	266,070
			909,441

Insurance (5.4%)
	Allied World	4,850	365,835
	Reinsurance Group	5,350	297,834
	Torchmark Corp	6,525	324,619
	Unum Group	11,500	217,235
			1,205,523

Metals (0.4%)
	Cliffs Natural Resources	2,200	89,958

Services (8.6%)
	Aaron's Inc	9,350	274,235
	Autonation Inc*	6,950	274,038
	Brinker Intl Inc	5,100	165,291
	Liberty Media Corp*	2,350	222,310
	URS Corporation	2,850	99,950
	WW Grainger Inc	2,400	491,592
	Wyndham Worldwide	7,500	390,375
			1,917,791

Technology (13.0%)
	Accenture Plc	6,750	407,025
	Adobe Systems*	15,500	478,640
	Avnet Inc*	7,750	244,125
	Cypress Semiconductor Corp	18,950	202,575
	DST Systems Inc	8,350	450,065
	Fiserv Corp*	5,300	371,689
	Lam Research*	11,231	386,459
	Perkin Elmer	5,350	136,693
	Zebra Tech Cl A*	6,350	219,329
			2,896,600

Telecommunications (1.3%)
	Virgin Media	10,550	288,859

Utilities (8.0%)
	CMS Energy Corp	25,350	625,131
	DTE Energy Company	7,000	429,590
	Entergy Corporation	4,550	330,648
	Great Plains Energy	17,950	398,131
			1,783,500

Total Common Stocks		(Cost $18,972,317)	$22,069,223

Short-Term Investments (1.3%)		Principal Amount
	American Family Financial Services Demand Note
	0.10%, due 09/21/2012	$277,565	277,565

Total Short-Term Investments		(Cost $277,565)	277,565

Total Investments:	100.2%	(Cost $19,249,882)	$22,346,788
Liabilities in Excess of Other Assets:	(0.2)%		(40,299)
Total Net Assets:	100.0%		$22,306,489

* Non-Income Producing Securities

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at July 31, 2012 was as follows*:

Cost of investments	$ 19,249,882
Gross unrealized appreciation		3,766,506
Gross unrealized depreciation		(669,600)
Net unrealized appreciation	$ 3,096,906

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2012 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Management has determined that these standards have no material impact on the Funds' financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets.
Level 2 - Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of July 31, 2012, based on the inputs used to value them:

Common Stocks	Level 1		Level 2		Level 3		Total
Aerospace		$238,292	$	-------	$	-------	$	-------
Banking		519,701		-------		-------		-------
Building		317,613		-------		-------		-------
Capital Goods		382,066		-------		-------		-------
Chemicals		602,178		-------		-------		-------
Consumer Durable		256,138		-------		-------		-------
Consumer Retail		1,969,988		-------		-------		-------
Consumer Staples		1,892,714		-------		-------		-------
Energy		1,470,576		-------		-------		-------
Financial Diversified		2,677,462		-------		-------		-------
Forest & Paper		271,833		-------		-------		-------
Health Care		2,378,990		-------		-------		-------
Industrial		909,441		-------		-------		-------
Insurance		1,205,523		-------		-------		-------
Metals		89,958		-------		-------		-------
Services		1,917,791		-------		-------		-------
Technology		2,896,600		-------		-------		-------
Telecommunications		288,859		-------		-------		-------
Utilities		1,783,500		-------		-------		-------
Total Common Stocks		$22,069,223	$	-------	$	-------		$22,069,223
Short-Term Investment	$	-------		$277,565	$	-------		$277,565
Total Investments		$22,069,223		$277,565	$	-------		$22,346,788

Their were no transfers in and/or out between Levels 1, 2 or 3 were observed based on daily statistical pricing employed.

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Lord Asset Management Trust

By (Signature and Title) /s/ Stathy M. White
                                                 Stathy M. White
                                                 President (Principal Executive Officer)

Date  September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Stathy M. White
                                                 Stathy M. White
                                                 President (Principal Executive Officer)

Date  September 28, 2012

By (Signature and Title) /s/ David M. Sullivan II
                                                 David M. Sullivan II
                                                 Treasurer (Principal Financial Officer)

Date  September 28, 2012